Share based compensation, Fair Values of the Options Granted (Details) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2025 USD ($) yr $ / shares	Mar. 31, 2024 USD ($) yr $ / shares	Dec. 31, 2024 USD ($)
Weighted average assumptions [Abstract]
Strike price (in dollars per share) | $ / shares	$ 7.12	$ 6.96
Award life (weighted average) | yr	5.9	6
Expected dividends	0.00%	0.00%
Other reserves within equity on consolidated statement | $	$ 6,671		$ 5,194
Expense for awards recognized | $	1,635	$ 277
Share Option Plan [member]
Weighted average assumptions [Abstract]
Other reserves within equity on consolidated statement | $	$ 6,300		$ 4,900
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 7.91	$ 5.8
Expected volatility	83.00%	87.00%
Risk-free interest rate	4.02%	3.82%
Top of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 10.88	$ 8
Expected volatility	90.00%	88.00%
Risk-free interest rate	4.47%	4.26%